Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable
	December 31,
	2015	2014
	(In Thousands)
Trade receivables and other	$50,126	$44,424
Allowance for doubtful accounts	(525)	(684)
	$49,601	$43,740